Capital - Additional Information (Details) - Preference Shares - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares reserved for issuance	2,000,000
Number of shares issued	0	0	0